Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 44.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	735,151	$7,844,110
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	489,661	5,239,894
Janus Henderson Asia Equity Fund - Class N Shares	180,053	1,805,779
Janus Henderson Contrarian Fund - Class N Shares	98,481	2,765,824
Janus Henderson Emerging Markets Fund - Class N Shares	461,394	4,267,741
Janus Henderson Enterprise Fund - Class N Shares	24,872	3,589,684
Janus Henderson European Focus Fund - Class N Shares	55,358	2,638,162
Janus Henderson Forty Fund - Class N Shares	59,255	3,271,407
Janus Henderson Global Equity Income Fund - Class N Shares	645,771	4,016,525
Janus Henderson Global Real Estate Fund - Class N Shares	130,323	1,506,369
Janus Henderson Global Research Fund - Class N Shares	22,682	2,434,495
Janus Henderson Global Select Fund - Class N Shares	156,240	3,017,288
Janus Henderson Growth and Income Fund - Class N Shares	54,241	3,989,675
Janus Henderson Overseas Fund - Class N Shares	155,241	7,261,344
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	194,507	3,143,463
Janus Henderson Triton Fund - Class N Shares	79,778	2,257,599
Janus Henderson U.S. Dividend Income Fund - Class N Shares	286,639	3,247,695
		62,297,054
Exchange-Traded Funds (ETFs) – 3.7%
Janus Henderson AAA CLO	101,088	5,129,205
Fixed Income Funds – 50.8%
Janus Henderson Developed World Bond Fund - Class N Shares	6,139,008	47,209,372
Janus Henderson Flexible Bond Fund - Class N Shares	1,471,452	13,669,627
Janus Henderson High-Yield Fund - Class N Shares	226,027	1,636,270
Janus Henderson Multi-Sector Income Fund - Class N Shares	496,225	4,252,713
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	1,465,312	4,161,486
		70,929,468
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	1,288,638	1,288,896
Total Investments (total cost $129,471,454) – 100.0%		139,644,623
Cash, Receivables and Other Assets, net of Liabilities – 0%		1,204
Net Assets – 100%		$139,645,827

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 100.0%
Equity Funds - 44.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$304,832	$(68,369)	$-	$563,246	$7,844,110
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	31,966	25,069	162,909	417,622	5,239,894
Janus Henderson Asia Equity Fund - Class N Shares	912	(78,039)	-	105,780	1,805,779
Janus Henderson Contrarian Fund - Class N Shares	20,030	225,747	196,183	(60,729)	2,765,824
Janus Henderson Emerging Markets Fund - Class N Shares	32,692	(267,239)	-	417,962	4,267,741
Janus Henderson Enterprise Fund - Class N Shares	-	(3,950)	218,762	199,552	3,589,684
Janus Henderson European Focus Fund - Class N Shares	64,290	39,391	-	315,551	2,638,162
Janus Henderson Forty Fund - Class N Shares	11,764	191,508	263,599	271,238	3,271,407
Janus Henderson Global Equity Income Fund - Class N Shares	201,794	(39,966)	-	178,355	4,016,525
Janus Henderson Global Real Estate Fund - Class N Shares	43,835	(134,832)	-	176,785	1,506,369
Janus Henderson Global Research Fund - Class N Shares	23,756	49,566	96,672	321,829	2,434,495
Janus Henderson Global Select Fund - Class N Shares	42,180	265,745	192,425	134,600	3,017,288
Janus Henderson Growth and Income Fund - Class N Shares	42,228	94,706	305,857	126,710	3,989,675
Janus Henderson Overseas Fund - Class N Shares	79,304	761,947	-	(190,594)	7,261,344
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	32,284	(16,475)	-	545,795	3,143,463
Janus Henderson Triton Fund - Class N Shares	-	(29,732)	147,075	110,911	2,257,599
Janus Henderson U.S. Dividend Income Fund - Class N Shares	55,471	10,714	-	304,978	3,247,695
Total Equity Funds	$987,338	$1,025,791	$1,583,482	$3,939,591	$62,297,054
Exchange-Traded Funds (ETFs) - 3.7%
Janus Henderson AAA CLO	197,101	5,914	-	64,928	5,129,205
Fixed Income Funds - 50.8%
Janus Henderson Developed World Bond Fund - Class N Shares	226,180	5,834	-	673,761	47,209,372
Janus Henderson Flexible Bond Fund - Class N Shares	590,696	(311,114)	-	184,194	13,669,627
Janus Henderson Global Bond Fund - Class N Shares	736,576	(10,540,742)	-	10,052,371	-
Janus Henderson High-Yield Fund - Class N Shares	74,788	(18,703)	-	63,997	1,636,270
Janus Henderson Multi-Sector Income Fund - Class N Shares	102,468	1,173	-	57,359	4,252,713
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	123,960	(73,278)	-	111,445	4,161,486
Total Fixed Income Funds	$1,854,668	$(10,936,830)	$-	$11,143,127	$70,929,468
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	42,823	(3)	-	-	1,288,896
Total Affiliated Investments - 100.0%	$3,081,930	$(9,905,128)	$1,583,482	$15,147,646	$139,644,623

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 100.0%
Equity Funds - 44.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	8,294,827	491,289	(1,436,883)	7,844,110
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	5,555,857	324,543	(1,083,197)	5,239,894
Janus Henderson Asia Equity Fund - Class N Shares	2,039,935	64,838	(326,735)	1,805,779
Janus Henderson Contrarian Fund - Class N Shares	3,523,700	287,889	(1,210,783)	2,765,824
Janus Henderson Emerging Markets Fund - Class N Shares	5,623,910	133,544	(1,640,436)	4,267,741
Janus Henderson Enterprise Fund - Class N Shares	2,580,433	1,260,654	(447,005)	3,589,684
Janus Henderson European Focus Fund - Class N Shares	1,515,164	1,200,689	(432,633)	2,638,162
Janus Henderson Forty Fund - Class N Shares	2,649,937	1,274,934	(1,116,210)	3,271,407
Janus Henderson Global Equity Income Fund - Class N Shares	2,379,944	2,019,263	(521,071)	4,016,525
Janus Henderson Global Real Estate Fund - Class N Shares	2,178,313	85,623	(799,520)	1,506,369
Janus Henderson Global Research Fund - Class N Shares	1,751,768	943,201	(631,869)	2,434,495
Janus Henderson Global Select Fund - Class N Shares	3,667,946	305,279	(1,356,282)	3,017,288
Janus Henderson Growth and Income Fund - Class N Shares	2,295,680	3,113,703	(1,641,124)	3,989,675
Janus Henderson Overseas Fund - Class N Shares	7,214,737	1,898,747	(2,423,493)	7,261,344
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	3,537,057	107,136	(1,030,050)	3,143,463
Janus Henderson Triton Fund - Class N Shares	1,907,549	651,269	(382,398)	2,257,599
Janus Henderson U.S. Dividend Income Fund - Class N Shares	3,300,923	157,328	(526,248)	3,247,695
Exchange-Traded Funds (ETFs) - 3.7%
Janus Henderson AAA CLO	3,497,775	2,167,905	(607,317)	5,129,205
Fixed Income Funds - 50.8%
Janus Henderson Developed World Bond Fund - Class N Shares	-	47,269,236	(739,459)	47,209,372
Janus Henderson Flexible Bond Fund - Class N Shares	21,068,546	961,599	(8,233,598)	13,669,627
Janus Henderson Global Bond Fund - Class N Shares	54,378,698	1,369,593	(55,259,920)	-
Janus Henderson High-Yield Fund - Class N Shares	1,204,049	612,629	(225,702)	1,636,270
Janus Henderson Multi-Sector Income Fund - Class N Shares	744,737	3,730,068	(280,624)	4,252,713
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	6,602,049	2,233,367	(4,712,097)	4,161,486
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	213,812	4,333,903	(3,258,816)	1,288,896

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$62,297,054	$-	$-
Exchange-Traded Funds (ETFs)	5,129,205	-	-
Fixed Income Funds	70,929,468	-	-
Money Markets	-	1,288,896	-
Total Assets	$138,355,727	$1,288,896	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70267 05-24